Note 9 - Leases (Tables)	12 Months Ended
Mar. 31, 2017
Notes Tables
Schedule of Lease Refundable Deposits [Table Text Block]
	Thousands of Yen
	2016	2017

Head office	¥2,462,266	¥2,462,266
Sales and subsidiaries offices	551,242	518,759
Others	71,173	79,340

Total refundable guarantee deposits	¥3,084,681	¥3,060,365

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
	Thousands of Yen
	Connectivity Lines Operating Leases	Other Operating Leases	Capital Leases

Year ending March 31:
2018	¥857,513	¥3,286,067	¥5,044,295
2019	492,168	3,027,303	4,240,647
2020	100,935	757,958	3,282,762
2021	–	113,476	2,147,828
2022	–	65,825	981,767
2023 and thereafter	–	155,627	7,833

Total minimum lease payments	¥1,450,616	¥7,406,256	15,705,132

Less amounts representing interest			(501,766)

Present value of net minimum capital lease payments			15,203,366
Less current portion			(4,818,723)

Noncurrent portion			¥10,384,643

Sales Type Lease [Member]
Notes Tables
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
	Thousands of Yen
	2016	2017

Year ending March 31:
2018		¥863,259
2019		732,680
2020		471,140
2021		421,999
2022		416,186
2023		33,988

Total minimum lease payments to be received*	¥3,347,944	¥2,939,252
Estimated residual value of leased property (unguaranteed)	–	–
Less unearned income	(89,407)	(66,934)
Net investment in sales-type leases	3,258,537	2,872,318
Less current portion	(813,689)	(824,636)
Non-current net investment in sales-type leases	¥2,444,848	¥2,047,682